Revenue - Summary of Revenues by Business Model and Product Types (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 530,614	$ 523,940	$ 411,162
Pre-pay model [member]
Disaggregation of Revenue [Line Items]
Revenue		415,812	412,679	321,990
Pay-at destination model [member]
Disaggregation of Revenue [Line Items]
Revenue		20,143	23,710	22,907
Other [member]
Disaggregation of Revenue [Line Items]
Revenue		94,659	87,551	66,265
Air [member]
Disaggregation of Revenue [Line Items]
Revenue		214,804	241,015	205,721
Packages, Hotels and Other Travel Products [member]
Disaggregation of Revenue [Line Items]
Revenue		$ 315,810	$ 282,925	$ 205,441

[1]	Includes $ 43,975, $ 37,000 and $ 27,008 for related party transactions for the years 2018, 2017 and 2016, respectively. See note 15.